Land use rights, net	12 Months Ended
Dec. 31, 2012
Land use rights, net
7	Land use rights, net

The Company’s interests in land use rights represent prepaid operating lease payments and their net book value was analyzed as follows:

	December 31,
	2011	2012
Land use rights	$58,086	$61,045
Less: Accumulated amortization	(2,814)	(4,124)

Total land use rights, net	$55,272	$56,921

Amortization expenses were $847, $1,093 and $1,246 for the years ended December 31, 2010, 2011 and 2012, respectively.